GOVERNMENT PARTICIPATION	12 Months Ended
Mar. 31, 2017
Government Grants [Abstract]
GOVERNMENT PARTICIPATION
GOVERNMENT PARTICIPATION
The Company has agreements with various governments whereby the latter contribute a portion of the cost, based on expenditures incurred by the Company, of certain R&D programs for modeling, simulation and training services technology.

During fiscal 2014, the Company announced Project Innovate, an R&D program extending over five and a half years. The goal of Project Innovate is to expand the Company’s modeling and simulation technologies, develop new ones and continue to differentiate its service offering. Concurrently, the Government of Canada agreed to participate in Project Innovate through a repayable loan of up to $250 million made through the Strategic Aerospace and Defence Initiative (SADI).

During fiscal 2016, the Company amended and extended its Project New Core Markets, an R&D program, for an additional four years. The aim is to leverage the Company’s modeling, simulation and training services expertise in healthcare. The Quebec government, through Investissement Québec, agreed to participate up to $70 million in contributions related to costs incurred before the end of fiscal 2020.

During fiscal 2017, the Company announced its participation in project SimÉco 4.0, an R&D project under the SA2GE program. The aim of this project is the development of new products or processes which will further contribute to greenhouse gas emissions reductions. The government of Quebec, through the Ministry of Economy, Science and Innovation, and SA2GE have committed to contribute amounts up to 50% of eligible costs incurred by the Company to fiscal 2020.

See Notes 1 and 12 for explanations of the royalty obligations and debt.

The following table provides aggregate information regarding net contributions recognized and amounts not yet received for the projects New Core Markets, Innovate and SimÉco 4.0:

	2018	2017
Net outstanding contribution receivable, beginning of year	$6.3	$7.7
Contributions	29.0	33.3
Payments received	(29.1)	(34.7)
Net outstanding contribution receivable, end of year	$6.2	$6.3

The aggregate contributions recognized for all programs are as follows:

	2018	2017
Contributions credited to capitalized expenditures:
Project New Core Markets	$1.9	$2.3
Project Innovate	2.8	4.1
Project SimÉco 4.0	1.8	1.1
Contributions credited to income:
Project New Core Markets	2.2	2.4
Project Innovate	16.8	23.2
Project SimÉco 4.0	3.5	0.2
Total contributions:
Project New Core Markets	$4.1	$4.7
Project Innovate	19.6	27.3
Project SimÉco 4.0	5.3	1.3

There are no unfulfilled conditions or unfulfilled contingencies attached to these government contributions.